UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
July 31, 2010
(Unaudited)





                                Number of Shares Historical Cost  Market Value

COMMON STOCKS - 93.92%
-------------

Aerospace - 1.86%
 AAR Corporation                     4,400              83,191          73,920
                                                   -----------     -----------
                                                        83,191          73,920

Banking and Finance - 3.40%
 FIserv, Inc                         2,700             112,511         135,270
                                                   -----------     -----------
                                                       112,511         135,270

Beverages - 4.10%
 Hansen Natural Corporation          3,900             125,589         163,371
                                                   -----------     -----------
                                                       125,589         163,371

Biotech - 3.28%
 Meridian Bioscience Inc.            6,800             118,878         130,628
                                                   -----------     -----------
                                                       118,878         130,628

Building and Related - 3.09%
 Ameron International Corporation    2,000             127,814         122,880
                                                   -----------     -----------
                                                       127,814         122,880

Commercial Services - 3.00%
 Paychex, Inc.                       4,600             148,135         119,554
                                                   -----------     -----------
                                                       148,135         119,554

Computers - Hardware - 1.45%
 Dell Corp.                          4,350              90,055          57,594
                                                   -----------     -----------
                                                        90,055          57,594

Computers - Networking - 2.20%
 Cisco Systems, Inc.                 3,800              55,371          87,666
                                                   -----------     -----------
                                                        55,371          87,666

Computers - Software - 10.36%
 Microsoft Corp.                     6,200             151,626         160,022
 Oracle                              5,500              56,122         130,020
 Synopsis, Inc.                      5,600             115,460         122,304
                                                   -----------     -----------
                                                       323,208         412,346

Electrical Equipment - 7.73%
 Corning Inc.                        9,700             108,148         175,764
 General Electric Co.                8,200             196,783         132,184
                                                   -----------     -----------
                                                       304,931         307,948

Electronics Components - 3.73%
 Tyco Electronics                    5,500             149,751         148,500
                                                   -----------     -----------
                                                       149,751         148,500

Food Processing - 2.96%
 Sensient Technologies               4,000              80,550         117,840
                                                   -----------     -----------
                                                        80,550         117,840

Industrial Services - 2.03%
 Expeditors International Washington 1,900              61,567          81,016
                                                   -----------     -----------
                                                        61,567          81,016

Insurance - 3.64%
 Gallagher Arthur J & Co.            5,700             138,298         144,894
                                                   -----------     -----------
                                                       138,298         144,894

Machinery - 3.80%
 Idex Corp                           4,700             151,555         151,199
                                                   -----------     -----------
                                                       151,555         151,199

Medical Products and Supplies - 9.33%
 Johnson & Johnson                   2,400             136,714         139,416
 Medtronic Inc.                      3,000             147,940         110,910
 Stryker Corporation                 2,600             125,743         121,082
                                                   -----------     -----------
                                                       410,397         371,408

Oil & Related - 2.22%
 Frontier Oil Corporation            7,200              86,163          88,488
                                                   -----------     -----------
                                                        86,163          88,488

Pharmaceuticals - 6.24%
 Furiex Pharmaceuticals                458               4,538           5,363
 Mylan Inc.                          6,300              87,179         109,620
 Pharmaceutical Product Development Inc. 5,500         125,077         133,430
                                                   -----------     -----------
                                                       216,794         248,413

Retail - General - 4.08%
 Fred's Inc. Class A                15,000             152,560         162,600
                                                   -----------     -----------
                                                       152,560         162,600

Retail - Specialty - 5.67%
 Fastenal Co                         4,600             160,395         225,768
                                                   -----------     -----------
                                                       160,395         225,768

Semiconductors - 7.16%
 Intel Corp.                         8,000             143,610         164,800
National Semiconductor Corp          8,700             143,165         120,060
                                                   -----------     -----------
                                                       286,775         284,860

Utilities - Natural Resources - 2.59%
 Chesapeake Utilities Corp           3,100              57,194         103,044
                                                   -----------     -----------
                                                        57,194         103,044

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 93.92%                        3,441,682       3,739,207

CASH AND EQUIVALENTS - 7.61%
--------------------
 Schwab Advisor Premium Money Market                   303,014         303,014
OTHER ASSETS LESS LIABILITIES - (1.53%)                                (61,163)
                                                   -----------     -----------
TOTAL PORTFOLIO                                      3,744,696       3,981,058



Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2010
(Unaudited)




































                                Number of Shares Historical Cost  Market Value


COMMON STOCKS - 98.35%
-------------

Aerospace - 5.92%
 Harris Corporation                    500              24,989          15,655
 Moog, Inc. Class A                    637              15,976          17,174
 Northrop Grumman                      200               2,536           8,916
                                                   -----------     -----------
                                                        43,501          41,745
Aerospace - 7.59%
 Harris Corporation                    500              24,989          22,265
 Moog, Inc. Class A                    637              15,976          22,811
 Northrop Grumman                      200               2,536          11,728
                                                   -----------     -----------
                                                        43,501          56,804

Airlines - 0.40%
 Southwest Airlines Co.                250               3,447           3,013
                                                   -----------     -----------
                                                         3,447           3,013

Automotive - 3.84%
 Monro Muffler Brake Inc               700              12,443          28,728
                                                   -----------     -----------
                                                        12,443          28,728

Banking and Finance - 7.47%
 Community Bank System               1,200              23,452          29,700
 M&T Bank Corp.                        300              29,839          26,202
                                                   -----------     -----------
                                                        53,291          55,902

Commercial Services - 3.42%
 Harris Interactive Inc.             2,200               6,273           2,222
 Paychex, Inc.                         900              24,805          23,391
                                                   -----------     -----------
                                                        31,078          25,613

Computers - Distributors - 0.88%
 Ingram Micro                          400               4,230           6,612
                                                   -----------     -----------
                                                         4,230           6,612

Computers - Hardware - 2.48%
 Dell Corp.                          1,400              23,781          18,536
                                                   -----------     -----------
                                                        23,781          18,536

Computers - Services - 3.74%
 Computer Task Group Inc.            3,500              11,872          28,000
                                                   -----------     -----------
                                                        11,872          28,000

Computers - Software - 2.84%
 Oracle                                900              12,070          21,276
                                                   -----------     -----------
                                                        12,070          21,276

Electrical Equipment - 10.18%
 Corning Inc.                        1,900              21,673          34,428
 General Electric Co.                1,450              35,248          23,374
 Ultralife Corp.                     4,000              25,175          18,440
                                                   -----------     -----------
                                                        82,096          76,242

Electronics Components - 10.24%
 Astronics Corp.                     1,750              15,396          28,000
 IEC Electronics Corp.               4,518               6,984          21,687
 Tyco Electronics                    1,000              27,259          27,000
                                                   -----------     -----------
                                                        49,639          76,687

Foods & Beverages - 3.42%
 Constellation Brands, Inc.          1,500              15,118          25,590
                                                   -----------     -----------
                                                        15,118          25,590

Health Care Service Provider - 0.30%
 VirtualScopics Inc.                 2,000               2,981           2,220
                                                   -----------     -----------
                                                         2,981           2,220

Industrial Materials - 0.12%
 Servotronics, Inc.                    100                 937             905
                                                   -----------     -----------
                                                           937             905

Machinery - 4.08%
 Columbus McKinnon Corp                100               2,344           1,573
 Idex Corp                             900              29,029          28,953
                                                   -----------     -----------
                                                        31,373          30,526

Medical Products and Supplies - 8.99%
 Bristol-Myers Squibb Co.            1,000              21,938          24,920
 Greatbatch Technologies               850              18,984          19,193
 Johnson & Johnson                     400              22,617          23,236
                                                   -----------     -----------
                                                        63,539          67,349

Metal Fabrication & Hardware - 3.02%
 Graham Corp.                        1,400              15,140          22,582
                                                   -----------     -----------
                                                        15,140          22,582

Office Equipment - 1.82%
 Xerox Corp.                         1,400              17,817          13,636
                                                   -----------     -----------
                                                        17,817          13,636

Packaging & Containers - 0.63%
 Mod Pac Corporation                 1,130               4,875           4,723
                                                   -----------     -----------
                                                         4,875           4,723

Photographic Equipment and Suppliers - 0.85%
 Eastman Kodak                       1,600              34,170           6,352
                                                   -----------     -----------
                                                        34,170           6,352

Railroads - 4.91%
 Genesee & Wyoming Class A             900               2,522          36,792
                                                   -----------     -----------
                                                         2,522          36,792

Real Estate & Related - 5.60%
 Home Properties, Inc.                 400              16,297          19,868
 Sovran Self Storage                   600              23,459          22,080
                                                   -----------     -----------
                                                        39,756          41,948

Retail - Specialty - 3.60%
 Fastenal Co                           550              19,186          26,994
                                                   -----------     -----------
                                                        19,186          26,994

Steel - 2.88%
 Gilbraltar Industries Inc.          2,000              25,111          21,580
                                                   -----------     -----------
                                                        25,111          21,580

Telecommunications - 1.84%
 Frontier Communications             1,800              20,663          13,752
                                                   -----------     -----------
                                                        20,663          13,752

Utilities - Natural Resources - 3.21%
 National Fuel Gas Co.                 500              11,250          24,025
                                                   -----------     -----------
                                                        11,250          24,025

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 98.35%                          631,886         736,387

CASH AND EQUIVALENTS - 1.64%
--------------------
 Schwab Advisor Premium Money Market                    12,281          12,281
OTHER ASSETS LESS LIABILITIES - 0.01%                                       27
                                                   -----------     -----------
TOTAL PORTFOLIO                                        644,167         748,695





Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 28, 2010


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 28, 2010